Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 536,796	₺ 850,188	₺ 100,149
Change in cash flow hedge reserve	(217,877)	19,156
Change in cost of hedging reserve	75,605	(347,602)
Fair value reserve	4,451
Hedges of net investments in foreign operations	(55,389)
Remeasurements of employee termination benefits	(36,385)	12,699	(3,738)
Total, Before tax	307,201	534,441	96,411
Foreign currency translation differences	(99,234)	(226,667)	(107,299)
Change in cash flow hedge reserve	47,933	(4,214)
Change in cost of hedging reserve	(16,634)	76,472
Fair value reserve	(979)
Hedges of net investments in foreign operations	12,186
Remeasurements of employee termination benefits	8,005	(2,794)	748
Total, Tax (expense)/benefit	(48,723)	(157,203)	(106,551)
Foreign currency translation differences	437,562	623,521	(7,150)
Change in cash flow hedge reserve	(169,944)	14,942
Change in cost of hedging reserve	58,971	(271,130)
Fair value reserve	3,472
Hedges of net investments in foreign operations	(43,203)
Remeasurements of employee termination benefits	(28,380)	9,905	(2,990)
Other comprehensive income, net of income tax	₺ 258,478	₺ 377,238	₺ (10,140)